Eaton Vance
Greater China Growth Fund
May 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 100.1%
Security	Shares	Value
China — 98.9%
Automobile Components — 1.7%
Fuyao Glass Industry Group Co. Ltd., Class H(1)	104,800	$ 593,064
		$ 593,064
Automobiles — 2.8%
Brilliance China Automotive Holdings Ltd.	838,000	$ 661,420
Li Auto, Inc., Class A(2)	32,400	327,899
		$ 989,319
Banks — 17.3%
China Construction Bank Corp., Class H	6,025,000	$ 4,276,087
China Merchants Bank Co. Ltd., Class H	387,000	1,734,015
Postal Savings Bank of China Co. Ltd., Class H(1)	323,000	182,832
		$ 6,192,934
Beverages — 4.4%
Kweichow Moutai Co. Ltd., Class A	4,700	$ 1,069,278
Nongfu Spring Co. Ltd., Class H(1)	95,800	510,094
		$ 1,579,372
Broadline Retail — 13.8%
PDD Holdings, Inc. ADR(2)	33,010	$ 4,944,238
		$ 4,944,238
Construction & Engineering — 1.7%
China State Construction International Holdings Ltd.	450,000	$ 595,802
		$ 595,802
Electronic Equipment, Instruments & Components — 1.6%
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	21,121	$ 582,225
		$ 582,225
Entertainment — 5.7%
NetEase, Inc.	114,200	$ 2,030,906
		$ 2,030,906
Food Products — 1.6%
Anjoy Foods Group Co. Ltd., Class A	44,200	$ 554,318
		$ 554,318
Security	Shares	Value
Ground Transportation — 1.2%
Full Truck Alliance Co. Ltd. ADR	48,777	$ 431,189
		$ 431,189
Health Care Equipment & Supplies — 2.0%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	18,000	$ 720,520
		$ 720,520
Health Care Providers & Services — 1.3%
Hygeia Healthcare Holdings Co. Ltd.(1)	111,800	$ 469,054
		$ 469,054
Hotels, Restaurants & Leisure — 10.9%
Atour Lifestyle Holdings Ltd. ADR	8,976	$ 159,862
H World Group Ltd.	101,400	371,517
Luckin Coffee, Inc. ADR(2)	19,519	376,717
Meituan, Class B(1)(2)	60,310	821,795
Trip.com Group Ltd.(2)	35,300	1,804,149
Yum China Holdings, Inc.	10,600	367,716
		$ 3,901,756
Household Durables — 2.4%
Gree Electric Appliances, Inc., Class A	150,846	$ 846,310
		$ 846,310
Interactive Media & Services — 21.7%
Kanzhun Ltd. ADR	20,442	$ 434,392
Tencent Holdings Ltd.	158,300	7,344,101
		$ 7,778,493
Life Sciences Tools & Services — 0.8%
WuXi Biologics Cayman, Inc.(1)(2)	203,500	$ 291,969
		$ 291,969
Machinery — 3.1%
Weichai Power Co. Ltd., Class H	293,000	$ 526,324
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	788,800	565,681
		$ 1,092,005
Oil, Gas & Consumable Fuels — 0.5%
China Shenhua Energy Co. Ltd., Class H	40,000	$ 194,331
		$ 194,331

Eaton Vance
Greater China Growth Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Personal Care Products — 1.5%
Proya Cosmetics Co. Ltd., Class A	36,720	$ 552,932
		$ 552,932
Real Estate Management & Development — 1.3%
KE Holdings, Inc. ADR	27,868	$ 472,920
		$ 472,920
Textiles, Apparel & Luxury Goods — 1.6%
ANTA Sports Products Ltd.	54,200	$ 580,628
		$ 580,628
Total China (identified cost $28,205,435)		$35,394,285
Hong Kong — 1.2%
Beverages — 1.2%
China Resources Beer Holdings Co. Ltd.	101,500	$ 408,477
Total Hong Kong (identified cost $732,202)		$ 408,477
Total Common Stocks (identified cost $28,937,637)		$35,802,762

Short-Term Investments — 0.0%(3)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.23%(4)	985	$ 985
Total Short-Term Investments (identified cost $985)		$ 985
Total Investments — 100.1% (identified cost $28,938,622)		$35,803,747
Other Assets, Less Liabilities — (0.1)%		$ (20,954)
Net Assets — 100.0%		$35,782,793
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2024, the aggregate value of these securities is $2,868,808 or 8.0% of the Fund's net assets.
(2)	Non-income producing security.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2024.
Abbreviations:
ADR	– American Depositary Receipt

Eaton Vance
Greater China Growth Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2024.
Affiliated Investments
At May 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $985, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$148,573	$30,423,241	$(30,570,829)	$ —	$ —	$985	$31,785	985
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 434,392	$ 9,375,007	$ —	$ 9,809,399
Consumer Discretionary	5,480,817	6,374,498	—	11,855,315
Consumer Staples	—	3,095,099	—	3,095,099
Energy	—	194,331	—	194,331
Financials	—	6,192,934	—	6,192,934
Health Care	—	1,481,543	—	1,481,543
Industrials	431,189	1,687,807	—	2,118,996
Information Technology	—	582,225	—	582,225
Real Estate	472,920	—	—	472,920
Total Common Stocks	$6,819,318	$28,983,444*	$ —	$35,802,762
Short-Term Investments	$ 985	$ —	$ —	$ 985
Total Investments	$6,820,303	$28,983,444	$ —	$35,803,747
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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